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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-CE-IGMUNI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–160.74%(a)

Alabama–2.04%

Alabama (State of) Incentives Financing Authority; Series 2012 A, Special Obligation RB	5.00%	09/01/42	$2,650	$2,879,755
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	3,225	3,422,531
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	2,500	2,756,625
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,467,177
Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (d)	4.13%	05/15/35	1,000	925,630
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,894,744
				16,346,462

Alaska–0.79%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,755	5,438,864
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	855	858,830
				6,297,694

Arizona–4.11%

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,979,814
Series 2008 B, Highway RB (c)	5.00%	07/01/26	3,835	4,453,739
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	2,107,498
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	791,175
Series 2010, RB	5.13%	05/15/40	1,500	1,573,230
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,846,817
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (e)	5.00%	07/01/14	3,330	3,466,663
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (e)	5.50%	06/01/14	900	943,299
Series 2009 E, PCR (e)	5.75%	06/01/16	1,035	1,155,971
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	959,679
Series 2009, Education RB	7.13%	01/01/45	925	920,310
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,347,911
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (d)	6.55%	12/01/37	3,400	3,532,396
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	3,145	3,576,368
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,247,729
				32,902,599

California–17.60%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,467,479
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	4,500	4,926,780
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	1,500	1,642,260
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	1,250	727,063

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (c)	5.00%	12/01/24	$1,175	$1,374,633
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,500	1,751,685
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,500	1,751,685
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	875	1,018,981
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,500	1,740,555
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,783,815
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,174,060
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (d)	5.30%	08/01/23	3,385	3,497,653
Series 2008 K, Home Mortgage RB (d)	5.45%	08/01/28	5,500	5,697,615
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (d)	5.00%	07/01/30	1,650	1,697,866
Series 2012, Water Furnishing RB (d)	5.00%	07/01/37	3,610	3,643,970
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (d)	5.00%	07/01/27	1,500	1,601,370
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,847,285
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,580	1,709,212
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,393,900
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,094,930
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,445,577
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	3,000	3,443,790
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,880	2,060,442
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	3,800	4,306,008
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,035,827
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,650	3,015,117
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/38	1,850	2,044,657
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/43	1,400	1,531,824
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	575	588,771
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	5,580	6,438,204
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	1,550	1,560,804
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (g)(h)	0.00%	01/01/23	10,750	8,605,805
Series 1999, Ref. Toll Road CAB RB (INS-NATL) (b)(g)	0.00%	01/15/17	2,000	1,636,120
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,152,200
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB (c)	5.00%	05/15/35	1,000	1,114,400
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,179,240
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,700	1,900,413
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,129,220
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (i)	5.50%	03/01/18	170	185,528
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (b)	5.50%	11/01/35	3,500	3,634,960
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,896,520
Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	2,450	2,735,400
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,683,795
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,210	6,995,627
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (d)	5.00%	05/01/25	1,165	1,317,720
Series 2011 F, Ref. Second Series RB (d)	5.00%	05/01/26	2,335	2,617,325

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	$5,070	$5,704,713
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,340	3,779,544
Southern California Metropolitan Water District;
Series 2003 B-1, RB (e)(h)	5.00%	10/01/13	65	66,049
Series 2003 B-1, RB (e)(h)	5.00%	10/01/13	1,435	1,458,161
Series 2009 A, RB	5.00%	01/01/34	2,500	2,844,300
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011 1, RB (c)	5.25%	07/01/29	1,440	1,685,074
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (b)	3.50%	06/01/41	1,000	1,000,000
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,667,430
				141,003,362

Colorado–3.48%

Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB	5.00%	03/01/38	3,000	3,349,680
Series 2012 A, University Enterprise System RB	5.00%	03/01/41	2,650	2,946,191
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (b)	5.25%	12/01/23	3,405	3,438,335
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	7,300	7,743,694
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	670	672,131
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	505	480,593
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,933,070
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,486,022
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,750	1,936,725
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	920	939,614
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,930	1,999,596
				27,925,651

Connecticut–1.07%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(d)	6.60%	07/01/24	3,580	3,592,816
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (d)	5.50%	04/01/21	1,800	2,077,398
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (d)	5.00%	05/15/31	2,340	2,533,775
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	350	350,487
				8,554,476

District of Columbia–2.58%

District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (b)	5.75%	06/01/18	2,000	2,052,400
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,245	2,324,451
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,650	4,211,005
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,281,522
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	6,000	6,790,020
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	1,150	1,315,278
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	2,350	2,677,191
District of Columbia; Series 1993 E, Unlimited Tax GO Bonds (h)	6.00%	06/01/13	5	5,000
				20,656,867

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–16.73%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	$1,000	$1,026,100
Series 2007, IDR	5.88%	11/15/36	1,000	992,420
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB	5.00%	04/01/34	4,960	5,116,190
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	4,000	4,182,720
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,943,870
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	395	425,620
Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds (c)	4.75%	06/01/35	15,000	16,072,350
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	1,910	2,152,876
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	1,935	2,183,841
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	2,100	2,363,676
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,800,525
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (d)	5.13%	06/01/27	2,475	2,817,367
Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (d)	8.60%	11/01/18	80	80,583
Gainesville (City of); Series 1980, Utility System RB (h)	8.13%	10/01/14	135	142,659
Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB (j)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (k)	6.75%	05/01/39	2,145	316,473
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(d)	5.38%	10/01/33	1,450	1,615,547
Series 2008 A, RB (INS-AGC) (b)(c)(d)	5.50%	10/01/38	3,260	3,637,508
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (e)(f)	5.15%	09/01/13	1,225	1,238,842
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	10,990,610
Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	03/01/15	750	752,895
Series 2000, Capacity Special Assessment RB (INS-AGM) (b)	5.00%	09/01/15	750	752,895
Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(d)	4.50%	09/01/34	3,130	3,218,892
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,700	1,918,076
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,600	5,086,036
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,407,982
Lakeland (City of);
Series 1989, Electric & Water RB (h)	5.75%	10/01/19	2,230	2,433,867
Series 1990, Electric & Water CAB RB (g)(h)	0.00%	10/01/13	7,000	6,994,890
Miami-Dade (County of) (Miami International Airport);
Series 2002 A, Aviation RB (INS-AGM) (b)(d)	5.13%	10/01/35	2,000	2,005,960
Series 2005, Aviation RB (INS-AGC) (b)(d)	5.00%	10/01/38	3,200	3,352,640
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,535,430
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,128,440
Miami-Dade (County of);
Series 2002 A, Aviation RB	5.00%	10/01/33	1,140	1,143,272
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,180	1,299,593
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,870	2,027,248
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	735	743,114
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (i)	7.00%	10/01/25	1,000	1,002,690
Orange (County of); Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (b)(g)	0.00%	10/01/13	1,000	998,650
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (j)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	195	193,362
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	415	404,866
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,725,735

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	$4,000	$4,895,600
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,860	4,324,049
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/18	4,675	5,461,475
Reunion East Community Development District; Series 2005, Special Assessment RB (j)	5.80%	05/01/36	880	484,502
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (i)	5.25%	10/01/27	600	642,924
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,295	987,282
South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	1,000	1,016,550
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	756,800
Series 2006 A, Health Care RB	5.38%	01/01/40	1,500	1,035,705
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	998,462
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,015,520
Village Center Community Development District;
Series 1993, Utility RB (h)	6.00%	11/01/18	1,000	1,178,530
Series 2003, Utility RB (INS-NATL) (b)	5.25%	10/01/23	2,000	2,032,180
				134,055,897

Georgia–3.75%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	885	1,106,949
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	485	606,633
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	378,789
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,074,480
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (b)(c)	5.00%	01/01/33	5,250	5,453,070
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,244,457
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,422,460
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,235,891
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,906,550
Georgia (State of) Municipal Electric Authority;
Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	2,385	2,776,164
Series 1998 Y, Power RB (e)(h)	6.50%	01/01/14	85	88,118
Series 1998 Y, Power RB (h)	6.50%	01/01/17	240	258,478
Series 1998 Y, Power RB (INS-NATL) (b)	6.50%	01/01/17	5,575	6,131,106
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,400	2,409,216
				30,092,361

Hawaii–0.62%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,646,530
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,324,997
				4,971,527

Idaho–0.76%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,190,820
Series 2008 A, RB	6.75%	11/01/37	1,500	1,743,810
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,140	1,172,536
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/41	1,700	1,980,721
				6,087,887

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–16.99%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	$1,910	$1,844,029
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,183,743
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	4,400	4,839,472
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	12,617,800
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	5,700	6,214,995
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	5,775	6,273,209
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	5,900	6,408,993
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,860	1,959,324
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	1,052,130
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (e)(f)	0.98%	06/01/18	1,000	1,000,000
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	5,760	6,448,378
Chicago (City of);
Series 1993 B, Unlimited Tax GO Bonds (e)(h)	5.13%	01/01/14	170	174,833
Series 1993 B, Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.13%	01/01/15	515	539,035
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,500	3,960,495
Series 2011, COP	7.13%	05/01/21	525	574,534
Series 2011, COP	7.13%	05/01/21	1,010	1,105,294
Series 2011 A, Sales Tax RB (c)	5.25%	01/01/38	2,910	3,256,057
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,800	4,121,062
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	2,100	2,372,433
Illinois (State of) Finance Authority (Adventist Health System);
Series 1997 A, RB (INS-NATL) (b)	5.50%	11/15/13	2,310	2,360,011
Series 1997 A, RB (INS-NATL) (b)	5.50%	11/15/15	2,500	2,773,825
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,104,630
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	1,035	1,180,687
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	2,049,925
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/24	3,500	4,112,535
Series 2009 A, RB (c)	5.75%	08/15/30	2,000	2,319,640
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,901,670
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,700	2,701,188
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,181,219
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,045,170
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,564,100
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	4,868,550
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (h)	7.00%	02/15/18	1,430	1,669,554
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,535	2,570,997
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,230	2,494,768
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	3,565	3,952,516
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,720	4,170,306
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (d)	5.05%	08/01/29	1,330	1,413,364
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,710,002
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	3,875	4,266,724
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	1,800	1,976,904
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,550,399
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,445	1,464,594
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (d)	7.00%	12/01/42	750	779,670
				136,128,764

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–3.47%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	$5,600	$6,101,984
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	3,930,051
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,574,946
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,714,225
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (d)	5.00%	07/01/40	2,200	2,293,742
Series 2013, Private Activity RB (d)	5.00%	07/01/44	875	908,679
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,621,533
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/30	3,300	3,750,681
Lake Central Multi-District School Building Corp.; Series 2012 B, First Mortgage RB	5.00%	07/15/32	1,950	2,218,729
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (b)(g)	0.00%	01/15/19	1,280	1,155,366
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (i)	5.75%	09/01/42	500	519,775
				27,789,711

Iowa–0.24%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	1,902,940

Kansas–0.55%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,800	4,413,472

Kentucky–2.21%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,300	2,486,714
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,150,884
Series 2010 A, Hospital RB	6.50%	03/01/45	2,400	2,805,456
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,470	2,892,493
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,780	3,244,177
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	4,106,600
				17,686,324

Louisiana–1.41%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	1,482	593,571
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,815,243
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	3,100	3,809,962
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/22	1,000	1,084,940
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,958,425
				11,262,141

Maryland–0.76%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	988,944
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	2,058,357
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,772,081
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,259,961
				6,079,343

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–4.82%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	$1,455	$1,610,408
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,623,280
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,984,850
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	7,000	7,932,680
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	247	226,017
Series 2011 A-1, RB	6.25%	11/15/46	532	477,358
Series 2011 A-2, RB	5.50%	11/15/46	41	33,196
Series 2011 B, CAB RB (g)	0.00%	11/15/56	206	1,450
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	845,497
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	1,015	507,541
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,514,333
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (c)(e)(h)	5.00%	08/15/15	3,850	4,239,158
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	5,740	6,053,174
Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	1,800	2,115,972
Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	3,000	3,456,240
				38,621,154

Michigan–1.95%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	3,925	4,756,707
Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(g)	0.00%	06/01/15	3,500	3,239,880
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(g)	0.00%	06/01/16	2,765	2,453,191
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (e)	5.25%	01/15/14	1,350	1,391,945
Series 2008 A, RB (e)	5.50%	01/15/15	600	648,942
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	3,176,730
				15,667,395

Minnesota–0.99%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,304,455
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,243,347
Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS-NATL) (b)	5.75%	11/15/26	50	50,080
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,311,452
				7,909,334

Missouri–2.12%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	245	245,302
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,737,196
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	629,775
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,664,675
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	1,100	1,261,634
Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,598,921

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	$865	$897,204
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,283,700
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	909,378
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,316,900
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	1,027,328
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,441,219
				17,013,232

Nevada–2.38%

Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS-NATL) (b)(d)	5.25%	03/01/38	3,500	3,610,005
Series 2004 A, IDR (INS-AMBAC) (b)(d)	5.25%	07/01/34	3,000	3,071,490
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	4,300	4,974,369
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	3,300	3,793,614
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,600,891
				19,050,369

New Hampshire–0.09%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(d)	6.30%	05/01/22	700	703,073

New Jersey–4.69%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,752,720
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	25,000	29,657,500
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,475,703
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	2,475	2,688,395
				37,574,318

New Mexico–0.89%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,486,437
Jicarilla Apache Nation; Series 2003 A, RB (i)	5.50%	09/01/23	1,250	1,235,438
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	2,050	2,426,790
				7,148,665

New York–14.74%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,409,087
Series 2009, PILOT RB	6.38%	07/15/43	860	1,004,979
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,618,720
Series 2010 D, RB	5.25%	11/15/26	7,500	8,629,200
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (b)(d)	5.75%	12/01/22	3,000	3,071,160
Series 1997 6, Special Obligation RB (INS-NATL) (b)(d)	5.75%	12/01/25	3,000	3,071,160
Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,501,750
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	12,100	13,416,480
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	8,450	9,876,022
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (h)	5.40%	01/01/18	12,930	14,364,583

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	$5,300	$6,066,486
Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	7,000	7,759,430
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	2,900	3,224,771
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,800	2,058,840
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	7,225	8,273,709
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	3,390	3,841,311
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (b)	5.00%	08/01/33	2,500	2,636,975
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/24	3,000	3,436,200
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,800	3,279,388
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	3,100	3,594,853
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	5,670	6,471,058
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (d)	5.35%	11/01/37	2,400	2,528,232
New York Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	965	1,011,706
				118,146,100

North Carolina–1.04%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510	7,254,288
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	1,054,095
				8,308,383

North Dakota–0.32%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,077,390
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,534,230
				2,611,620

Ohio–8.56%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610	3,932,517
Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,000	1,090,640
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	464,324
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,685	4,053,905
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,403,436
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	4,800	5,348,256
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,500	5,011,065
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,525	5,038,950
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	4,319,000
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,697,085
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (e)(h)	6.00%	11/15/14	2,370	2,565,407
Series 2009 A, RB (e)(h)	6.25%	11/15/14	1,465	1,591,107
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	973,370
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.00%	01/01/27	4,000	4,439,160
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(d)	4.80%	09/01/36	8,000	8,225,920
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,987,097
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (d)(e)	2.88%	08/01/14	2,000	2,031,940
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,681,006

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (e)(h)	6.75%	01/15/15	$3,000	$3,307,380
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (d)	5.30%	09/01/28	290	298,503
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (d)	5.40%	03/01/33	245	252,480
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	845	866,581
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	3,610	4,019,807
				68,598,936

Pennsylvania–1.98%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500	1,733,400
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,450	1,597,001
Series 2010 D, RB	5.00%	01/01/40	1,500	1,636,305
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	3,142,817
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,960,251
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	5.75%	12/01/28	3,450	3,406,116
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	6.00%	12/01/34	2,100	2,051,217
Ridley Park (Borough of) Hospital Authority (Taylor Hospital); Series 1993 A, RB (h)	6.00%	12/01/13	305	313,671
				15,840,778

Puerto Rico–2.72%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,700	2,573,235
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	3,200	3,245,184
Series 2010 XX, RB	5.25%	07/01/40	3,050	3,038,928
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (e)(h)	5.25%	07/01/14	50	52,689
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	3,100	3,257,263
First Subseries 2010 A, RB	5.50%	08/01/42	3,500	3,700,445
First Subseries 2010 C, RB	5.25%	08/01/41	5,700	5,946,639
				21,814,383

South Carolina–3.96%

Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (h)	5.25%	02/01/16	1,655	1,794,003
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (c)	5.25%	12/01/25	3,375	3,776,963
Series 2005, Installment Purchase RB (c)	5.25%	12/01/26	10,125	11,330,888
Myrtle Beach (City of);
Series 2004 A, Hospitality Fee RB (INS-NATL) (b)	5.38%	06/01/21	1,840	1,928,062
Series 2004 A, Hospitality Fee RB (INS-NATL) (b)	5.38%	06/01/22	1,935	2,026,255
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,072,970
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	3,000	3,028,230
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	535	357,327
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	229	229
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,405,740
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	4,500	5,047,470
				31,768,137

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–0.01%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS-AMBAC) (b)	5.40%	08/01/13	$75	$75,580

Tennessee–1.65%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,483,953
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,796,801
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	4,550	4,969,328
				13,250,082

Texas–19.00%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	2,375	2,529,042
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,875	2,162,944
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,200	2,552,902
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	610	612,416
Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	1,500	1,699,305
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	3,525	3,781,197
Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,627,950
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	2,075	2,228,840
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	7,960	8,638,908
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/32	1,000	1,132,700
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,200	1,593,120
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,708,736
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	12,800	14,311,936
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,215	1,387,967
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,120	3,536,832
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (e)(f)	0.87%	06/01/17	2,400	2,400,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	5,025	5,408,056
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,276,841
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	2,425	2,617,496
Series 2012 A, Ref. RB	5.00%	05/15/36	2,200	2,411,904
Series 2012 B, Ref. RB	5.00%	05/15/32	2,335	2,603,198
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,650	1,722,782
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (d)(e)	6.00%	08/01/13	1,500	1,511,880
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,143,130
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,165,980
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,649,628
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,767,152
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	4,365	5,075,622
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,418,263
Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,631,050
Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,755,188
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,044,840
Series 2007, Retirement Facility RB	5.75%	11/15/37	825	854,411

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	$7,000	$7,191,170
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	670,846
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,900	5,706,099
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	8,700	9,901,992
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	5,650	6,029,623
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (b)(g)	0.00%	08/15/29	5,000	1,936,300
Texas (State of) Water Development Board; Series 1999 B, Sr. Lien State Revolving Fund RB	5.25%	07/15/17	1,500	1,506,165
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,674,480
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,626,015
Series 2012, Gas Supply RB	5.00%	12/15/28	2,535	2,710,549
Series 2012, Gas Supply RB	5.00%	12/15/29	2,650	2,824,926
Series 2012, Gas Supply RB	5.00%	12/15/30	1,410	1,499,648
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,387,260
Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (b)	5.50%	09/01/13	110	111,271
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285	3,494,123
				152,232,683

Utah–0.58%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A , Charter School RB	5.80%	06/15/38	1,100	1,132,164
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	3,000	3,291,240
Utah Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (d)	5.25%	01/01/39	200	204,072
				4,627,476

Virgin Islands–0.38%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	3,088,520

Virginia–0.67%

Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,300	1,366,170
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (h)	5.50%	06/01/26	555	588,244
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (d)	5.50%	01/01/42	2,060	2,208,959
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,147	1,222,645
				5,386,018

Washington–4.68%

Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB (d)	5.50%	07/01/25	1,080	1,268,698
Series 2011 A, Ref. Consolidated RB (d)	5.50%	07/01/26	1,175	1,369,756
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (b)	5.00%	12/01/33	1,000	1,047,460
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,895,809
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,455	1,664,695
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/33	1,500	1,694,520
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (e)(h)	5.25%	12/01/13	3,000	3,075,300
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/32	2,000	2,280,340
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	13,370	14,892,041

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	$3,495	$3,772,713
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (e)(h)	6.25%	05/15/21	1,525	2,043,393
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (i)	6.00%	01/01/27	2,325	2,506,280
				37,511,005

West Virginia–1.06%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	267,060
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,347,457
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,599,675
Series 2008, RB	6.25%	10/01/23	1,695	1,803,565
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,815,787
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,688,960
				8,522,504

Wisconsin–1.77%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (h)	5.50%	12/15/20	2,000	2,526,040
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (d)	5.38%	11/01/21	700	768,523
Series 2007 B, Collateralized Utility RB (d)	5.75%	11/01/37	625	662,369
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)(f)	5.13%	08/15/16	1,400	1,546,188
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	2,106,816
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (c)(d)	5.30%	09/01/23	4,100	4,411,518
Series 2008 A, Home Ownership RB (c)(d)	5.50%	09/01/28	291	309,816
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,835,012
				14,166,282

Wyoming–0.53%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (d)	5.60%	12/01/35	2,000	2,161,740
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,063,916
				4,225,656
TOTAL INVESTMENTS(l)–160.74% (Cost $1,187,896,503)				1,288,019,161

FLOATING RATE NOTE OBLIGATIONS–(28.10)%

Notes with interest rates ranging from 0.09% to 0.32% at 05/31/13 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D) (m)				(225,190,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.11)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–1.47%				11,751,802
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$801,280,963

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
Conv.	—Convertible
CR	—Custodial Receipts
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds

INS	—Insurer
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(g)	Zero coupon bond issued at a discount.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $6,092,635, which represented less than 1% of the Trust’s Net Assets.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $1,078,081, which represented less than 1% of the Trust’s Net Assets.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	6.8%
Assured Guaranty Corp.	6.3
National Public Finance Guarantee Corp.	5.9
(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Trust’s investments with a value of $409,200,416 are held by Dealer Trusts and serve as collateral for the $225,190,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade Municipals

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2013 was $34,582,561 and $12,940,782, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$108,301,299
Aggregate unrealized (depreciation) of investment securities	(9,912,909)
Net unrealized appreciation of investment securities	$98,388,390
Cost of investments for tax purposes is $1,189,630,771.

Invesco Trust for Investment Grade Municipals

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.